Shareholders’ Equity (Details Narrative) - USD ($)											1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 15, 2024	Mar. 15, 2024	Jan. 18, 2024	Dec. 15, 2023	Sep. 15, 2023	Sep. 14, 2023	Jun. 15, 2023	Mar. 15, 2023	Dec. 30, 2022	Sep. 26, 2022	Sep. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 05, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized												25,000,000		25,000,000		25,000,000	25,000,000
Cash proceeds from issuance of preferred stock														$ 805,000			$ 1,259,995
Preferred Series A issued for conversion of notes, amount											$ 157,733						$ 157,733
Common stock, authorized												250,000,000		250,000,000		250,000,000	250,000,000
Common stock, par value												$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued												7,741,731		7,741,731		7,656,488	7,108,336
Common stock, shares outstanding												7,741,731		7,741,731		7,656,488	7,108,336
Common stock issued for services, shares																	6,000
Common stock issued for services, value																$ 192,040	$ 50,960
Common Stock issued for service, par value																	$ 8.49
Offering expenses												$ 1,789		$ 1,789			$ 149,137
Common Stock issued for conversion of notes and accrued interest											$ 85,543						85,543
Proceeds from issuance of common stock														161,226	674,713	1,591,492	737,000
Payments of stock issuance costs														25,000	6,417	17,601	149,137
Liquidated damages expenses												0	$ 190,806	0	402,127	392,660	282,916
Liquidated damages and accrued interest																	282,916
Number of shares issued, value													641,713	161,226	641,712		704,000
Number of shares issued as dividend, value																$ 10,325	$ 2,265
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized										1,000,000		1,000,000		1,000,000		1,000,000	1,000,000
Preferred stock, par value						$ 0.001						$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock converted into common stock										15								10
Preferred stock, conversion price										$ 3.00								$ 5.00
Preferred stock dividend paid in cash, per share										0.875						$ 3.50
Preferred stock dividend paid per share										$ 45.00
Cash proceeds from issuance of preferred stock																	$ 1,260,000
Number of shares issued as dividend	2,819	2,765		2,712	2,671	6,579	2,495	2,447
Preferred stock, shares issued												147,798		147,798		142,769	125,865
Preferred stock, shares outstanding												147,798		147,798		142,769	125,865
Stock issued for liquidated damages						6,579
Realized investment gains (losses)						$ 266,654
Common stock issued for conversion of shares			556											556
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized												40,000		40,000		40,000		40,000
Preferred stock, par value												$ 0.001		$ 0.001		$ 0.001
Preferred stock dividend paid in cash, per share														$ 1.25
Cash proceeds from issuance of preferred stock														$ 805,000
Preferred stock, shares issued												16,100		16,100		0
Preferred stock, shares outstanding												16,100		16,100		0
Number of shares issued	4,647													16,100
Number of shares issued, value	$ 18,588
Number of shares issued as dividend, value														$ 18,588
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized												25,000,000		25,000,000		25,000,000
Preferred stock, par value												$ 0.001		$ 0.001		$ 0.001
Preferred Series A issued for conversion of notes, shares											95,596
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Series A issued for cash, shares																	28,004
Share price																	$ 45.00
Cash proceeds from issuance of preferred stock																	$ 1,259,995
Preferred Series A issued for conversion of notes, shares																	95,596
Preferred Series A issued for conversion of notes, amount																	$ 96
Number of shares issued as dividend									2,265			2,820	2,495	5,585	4,942	10,325	2,265
Common stock issued for services, value
Common Stock issued for conversion of notes and accrued interest
Number of shares issued, value
Number of shares issued as dividend, value												$ 3	3	$ 6	5	$ 12	2
Preferred Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Series A issued for cash, shares												12,300		16,100
Number of shares issued, value
Number of shares issued as dividend, value
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Series A issued for conversion of notes, amount
Number of shares issued as dividend														4,647
Common stock, par value						$ 0.001
Common stock issued for services, shares														36,000		28,000	6,000
Common stock issued for services, value														$ 160,344		$ 28	$ 6
Common stock issued for investment, shares																	286,834
Common stock issued for investment																	$ 587,863
Offering expenses												1,789		$ 1,789
Common Stock issued for conversion of notes and accrued interest, shares											777,663						777,663
Common Stock issued for conversion of notes and accrued interest																	$ 778
Number of shares issued													159,835	36,256	159,835	389,896	286,834
Proceeds from issuance of common stock														$ 160,218		$ 1,573,891
Common stock issued for liquidated damages and accrued interest, shares						130,259										130,259
Common stock issued for liquidated damages and accrued interest																$ 781,684
Common stock issued for conversion of shares			8,340											8,340
Number of shares issued, value													$ 160	$ 36	$ 160		$ 286
Number of shares issued as dividend, value